SHARE-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Schedule of fair value of options assumptions

	Nine Months Ended
	Sep 30,
	2024		2023
Expected term	6.72	years	6.90	years
Volatility	103%		98%
Dividend yield	—%		—%
Risk-free interest rate	4.28%		3.85%
Weighted average grant date fair value	$2.59		$2.75

	Years Ended
	December 31,
	2023		2022
Expected term	6.9	years	9.0	years
Volatility	98%		90%
Dividend yield	—%		—%
Risk-free interest rate	3.85%		2.01%
Weighted average grant date fair value	$2.75		$3.54

Schedule of stock option activity

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual Term	Intrinsic
	Options	Exercise Price	(in years)	Value
Outstanding, vested and expected to vest at December 31, 2023	2,985,000	$5.64	7.81	$251,550
Granted	895,000	3.10	9.44	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding, vested and expected to vest at September 30, 2024	3,880,000	$5.05	7.61	$—
Exercisable	2,915,556	$5.68	7.09	$—

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual Term	Intrinsic
	Options	Exercise Price	(in years)	Value
Outstanding, vested and expected to vest at December 31, 2022	2,467,500	$6.12	8.53	$5,700
Granted	517,500	3.35	9.16
Exercised	—	—	—
Forfeited	—	—	—
Outstanding, vested and expected to vest at December 31, 2023	2,985,000	$5.64	7.81	$251,550
Exercisable	2,280,361	$5.98	7.61	$55,342